Statement of Stockholder's Equity (Deficiency) (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit During the Development Stage
Beginning Balance at Jan. 18, 2011
Beginning Balance, Shares at Jan. 18, 2011
Common stock subscription			500	24,500	(25,000)
Common stock subscription, (Shares)			5,000,000
NET (LOSS)						(8,735)
Balance at Mar. 31, 2011	(8,735)		500	24,500	(25,000)	(8,735)
Balance, Shares at Mar. 31, 2011			5,000,000
Common stock subscription proceeds	25,000				25,000
NET (LOSS)	(29,945)					(29,945)
Balance at Mar. 31, 2012	(13,680)		500	24,500		(38,680)
Balance, Shares at Mar. 31, 2012			5,000,000
NET (LOSS)	(37,589)					(37,589)
Balance at Mar. 31, 2013	(51,269)		500	24,500		(76,269)
Balance, Shares at Mar. 31, 2013			5,000,000
NET (LOSS)	(27,963)					(27,963)
Balance at Dec. 31, 2013	$ (79,232)		$ 500	$ 24,500		$ (104,232)
Balance, Shares at Dec. 31, 2013			5,000,000